Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	As of December 31,
	2019	2020
Current accounts	113,655	182,056
Time deposits (with original maturities of three months or less)	149,491	36,971
Ship management client accounts	601	397
Restricted cash	—	147,845
Total	263,747	367,269